Shareholder Report	12 Months Ended
	Oct. 31, 2025 USD ($) Holding	Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Windsor Funds
Entity Central Index Key	0000107606
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000012178
Shareholder Report [Line Items]
Fund Name	Windsor™ Fund
Class Name	Investor Shares
Trading Symbol	VWNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Windsor Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Selection in the consumer discretionary and information technology sectors detracted most from relative performance. Industrials, materials, and real estate also weighed on results. Health care contributed most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$8,981	$9,315	$9,292
2016	$9,782	$10,193	$10,003
2016	$10,107	$10,744	$10,609
2016	$10,127	$10,637	$10,421
2017	$11,168	$11,608	$11,311
2017	$11,633	$11,880	$11,860
2017	$12,158	$12,223	$12,320
2017	$12,611	$12,528	$12,917
2018	$13,692	$13,607	$14,157
2018	$13,072	$12,771	$13,410
2018	$13,479	$13,389	$14,344
2018	$12,398	$12,909	$13,765
2019	$12,538	$12,953	$13,828
2019	$13,383	$13,929	$15,097
2019	$13,428	$14,085	$15,334
2019	$13,835	$14,356	$15,608
2020	$14,404	$14,880	$16,645
2020	$11,973	$12,395	$14,918
2020	$12,956	$13,238	$16,990
2020	$13,055	$13,270	$17,167
2021	$15,924	$15,489	$20,065
2021	$18,864	$18,087	$22,528
2021	$19,144	$18,444	$23,604
2021	$20,038	$19,077	$24,733
2022	$20,536	$19,110	$23,776
2022	$19,746	$18,326	$21,771
2022	$19,844	$18,180	$21,767
2022	$19,442	$17,742	$20,542
2023	$21,423	$19,028	$21,774
2023	$20,843	$18,548	$22,049
2023	$22,260	$19,686	$24,514
2023	$20,022	$17,766	$22,267
2024	$22,550	$20,185	$25,943
2024	$23,349	$21,037	$26,992
2024	$24,918	$22,599	$29,687
2024	$25,262	$23,269	$30,727
2025	$26,130	$24,129	$32,760
2025	$24,235	$22,836	$30,030
2025	$25,793	$24,586	$34,357
2025	$27,309	$25,863	$37,150

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	8.10%	15.91%	10.57%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 23,758,000,000
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 14,842,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$23,758
Number of Portfolio Holdings	133
Portfolio Turnover Rate	45%
Total Investment Advisory Fees (in thousands)	$14,842

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Communication Services	6.7%
Consumer Discretionary	8.8%
Consumer Staples	5.9%
Energy	6.7%
Financials	22.2%
Health Care	16.4%
Industrials	8.9%
Information Technology	9.7%
Materials	5.3%
Real Estate	3.3%
Utilities	3.3%
Other Assets and Liabilities—Net	2.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012179
Shareholder Report [Line Items]
Fund Name	Windsor™ Fund
Class Name	Admiral™ Shares
Trading Symbol	VWNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Windsor Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Selection in the consumer discretionary and information technology sectors detracted most from relative performance. Industrials, materials, and real estate also weighed on results. Health care contributed most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$50,000	$50,000	$50,000
2016	$44,916	$46,574	$46,461
2016	$48,932	$50,965	$50,017
2016	$50,567	$53,720	$53,043
2016	$50,704	$53,185	$52,104
2017	$55,926	$58,039	$56,554
2017	$58,246	$59,400	$59,301
2017	$60,910	$61,114	$61,598
2017	$63,193	$62,642	$64,587
2018	$68,621	$68,035	$70,783
2018	$65,524	$63,857	$67,048
2018	$67,582	$66,944	$71,719
2018	$62,191	$64,543	$68,824
2019	$62,910	$64,764	$69,138
2019	$67,159	$69,644	$75,485
2019	$67,393	$70,423	$76,670
2019	$69,475	$71,781	$78,042
2020	$72,320	$74,400	$83,224
2020	$60,142	$61,974	$74,592
2020	$65,098	$66,190	$84,950
2020	$65,622	$66,350	$85,837
2021	$80,059	$77,445	$100,323
2021	$94,853	$90,436	$112,642
2021	$96,285	$92,218	$118,018
2021	$100,796	$95,383	$123,666
2022	$103,331	$95,548	$118,879
2022	$99,366	$91,628	$108,854
2022	$99,915	$90,901	$108,834
2022	$97,885	$88,709	$102,712
2023	$107,913	$95,140	$108,871
2023	$105,021	$92,739	$110,243
2023	$112,154	$98,429	$122,569
2023	$100,904	$88,828	$111,333
2024	$113,676	$100,926	$129,714
2024	$117,752	$105,187	$134,961
2024	$125,703	$112,996	$148,437
2024	$127,474	$116,343	$153,634
2025	$131,873	$120,644	$163,800
2025	$122,322	$114,181	$150,149
2025	$130,267	$122,932	$171,784
2025	$137,915	$129,313	$185,749

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	8.19%	16.01%	10.68%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 23,758,000,000
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 14,842,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$23,758
Number of Portfolio Holdings	133
Portfolio Turnover Rate	45%
Total Investment Advisory Fees (in thousands)	$14,842

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Communication Services	6.7%
Consumer Discretionary	8.8%
Consumer Staples	5.9%
Energy	6.7%
Financials	22.2%
Health Care	16.4%
Industrials	8.9%
Information Technology	9.7%
Materials	5.3%
Real Estate	3.3%
Utilities	3.3%
Other Assets and Liabilities—Net	2.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012180
Shareholder Report [Line Items]
Fund Name	Windsor™ II Fund
Class Name	Investor Shares
Trading Symbol	VWNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Windsor II Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  An overweight allocation to information technology and strong selection in consumer discretionary were the biggest contributors to relative performance. Allocation to and selection in communication services also contributed. Industrials and consumer staples detracted modestly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$9,218	$9,315	$9,292
2016	$9,999	$10,193	$10,003
2016	$10,377	$10,744	$10,609
2016	$10,286	$10,637	$10,421
2017	$11,153	$11,608	$11,311
2017	$11,599	$11,880	$11,860
2017	$11,924	$12,223	$12,320
2017	$12,302	$12,528	$12,917
2018	$13,549	$13,607	$14,157
2018	$12,626	$12,771	$13,410
2018	$13,360	$13,389	$14,344
2018	$12,848	$12,909	$13,765
2019	$12,718	$12,953	$13,828
2019	$13,763	$13,929	$15,097
2019	$13,886	$14,085	$15,334
2019	$14,238	$14,356	$15,608
2020	$14,960	$14,880	$16,645
2020	$12,916	$12,395	$14,918
2020	$14,403	$13,238	$16,990
2020	$14,655	$13,270	$17,167
2021	$17,345	$15,489	$20,065
2021	$20,251	$18,087	$22,528
2021	$21,000	$18,444	$23,604
2021	$21,899	$19,077	$24,733
2022	$21,792	$19,110	$23,776
2022	$20,086	$18,326	$21,771
2022	$20,094	$18,180	$21,767
2022	$19,286	$17,742	$20,542
2023	$20,764	$19,028	$21,774
2023	$20,686	$18,548	$22,049
2023	$22,449	$19,686	$24,514
2023	$20,639	$17,766	$22,267
2024	$23,769	$20,185	$25,943
2024	$24,713	$21,037	$26,992
2024	$26,673	$22,599	$29,687
2024	$26,861	$23,269	$30,727
2025	$28,110	$24,129	$32,760
2025	$26,112	$22,836	$30,030
2025	$28,857	$24,586	$34,357
2025	$30,774	$25,863	$37,150

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	14.57%	16.00%	11.90%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 62,589,000,000
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 71,777,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$62,589
Number of Portfolio Holdings	187
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$71,777

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Communication Services	8.2%
Consumer Discretionary	7.6%
Consumer Staples	4.5%
Energy	4.1%
Financials	16.5%
Health Care	12.7%
Industrials	11.5%
Information Technology	23.2%
Materials	3.4%
Other	1.1%
Real Estate	0.6%
Utilities	2.2%
Other Assets and Liabilities—Net	4.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Investor Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Investor Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012181
Shareholder Report [Line Items]
Fund Name	Windsor™ II Fund
Class Name	Admiral™ Shares
Trading Symbol	VWNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Windsor II Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  An overweight allocation to information technology and strong selection in consumer discretionary were the biggest contributors to relative performance. Allocation to and selection in communication services also contributed. Industrials and consumer staples detracted modestly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$50,000	$50,000	$50,000
2016	$46,082	$46,574	$46,461
2016	$50,009	$50,965	$50,017
2016	$51,908	$53,720	$53,043
2016	$51,469	$53,185	$52,104
2017	$55,817	$58,039	$56,554
2017	$58,056	$59,400	$59,301
2017	$59,701	$61,114	$61,598
2017	$61,597	$62,642	$64,587
2018	$67,853	$68,035	$70,783
2018	$63,239	$63,857	$67,048
2018	$66,940	$66,944	$71,719
2018	$64,379	$64,543	$68,824
2019	$63,734	$64,764	$69,138
2019	$68,993	$69,644	$75,485
2019	$69,630	$70,423	$76,670
2019	$71,414	$71,781	$78,042
2020	$75,049	$74,400	$83,224
2020	$64,785	$61,974	$74,592
2020	$72,271	$66,190	$84,950
2020	$73,555	$66,350	$85,837
2021	$87,076	$77,445	$100,323
2021	$101,690	$90,436	$112,642
2021	$105,460	$92,218	$118,018
2021	$109,999	$95,383	$123,666
2022	$109,487	$95,548	$118,879
2022	$100,926	$91,628	$108,854
2022	$100,994	$90,901	$108,834
2022	$96,957	$88,709	$102,712
2023	$104,400	$95,140	$108,871
2023	$104,030	$92,739	$110,243
2023	$112,906	$98,429	$122,569
2023	$103,835	$88,828	$111,333
2024	$119,619	$100,926	$129,714
2024	$124,370	$105,187	$134,961
2024	$134,268	$112,996	$148,437
2024	$135,242	$116,343	$153,634
2025	$141,570	$120,644	$163,800
2025	$131,518	$114,181	$150,149
2025	$145,384	$122,932	$171,784
2025	$155,078	$129,313	$185,749

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	14.67%	16.09%	11.98%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 62,589,000,000
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 71,777,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$62,589
Number of Portfolio Holdings	187
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$71,777

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Communication Services	8.2%
Consumer Discretionary	7.6%
Consumer Staples	4.5%
Energy	4.1%
Financials	16.5%
Health Care	12.7%
Industrials	11.5%
Information Technology	23.2%
Materials	3.4%
Other	1.1%
Real Estate	0.6%
Utilities	2.2%
Other Assets and Liabilities—Net	4.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature